EQUITY METHOD INVESTMENTS (FY) (Details)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) Affiliate	Dec. 31, 2018 USD ($) Affiliate	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Equity Method Investments [Abstract]
Number of uncombined domestic and foreign affiliates | Affiliate									30	31
Summarized Financial Information [Abstract]
Current assets	$ 9,334,000,000						$ 9,334,000,000		$ 5,959,000,000	$ 6,109,000,000	$ 6,000,000,000
Total Assets	25,728,000,000						25,728,000,000		22,406,000,000	21,737,000,000
Current liabilities	5,182,000,000						5,182,000,000		4,469,000,000	4,466,000,000
Total Liabilities	20,291,000,000						20,291,000,000		7,971,000,000	7,468,000,000
Total net equity of investees	5,437,000,000	$ 4,366,000,000	$ 3,026,000,000	$ 14,644,000,000	$ 14,960,000,000	$ 14,690,000,000	5,437,000,000	$ 14,644,000,000	14,435,000,000	14,269,000,000	14,784,000,000	$ 14,960,000,000
Net sales	5,002,000,000			4,822,000,000			12,862,000,000	14,107,000,000	18,608,000,000	18,914,000,000	17,814,000,000
Net income	748,000,000	$ 269,000,000	102,000,000	504,000,000	$ 794,000,000	$ 403,000,000	1,119,000,000	1,701,000,000	2,155,000,000	2,769,000,000	1,267,000,000
Non-cash pre-tax charge				108,000,000			72,000,000	108,000,000	108,000,000	0	0
Equity Method Investee [Member]
Summarized Financial Information [Abstract]
Non-cash pre-tax charge			$ 71,000,000
Revenue from related parties	576,000,000			498,000,000			1,400,000,000	1,400,000,000	1,800,000,000	1,900,000,000	1,900,000,000
Related parties amount in cost of sales	70,000,000			$ 96,000,000			213,000,000	$ 274,000,000	368,000,000	355,000,000	378,000,000
Accounts receivable, related parties	213,000,000						213,000,000		137,000,000	101,000,000
Accounts payable, related parties	$ 40,000,000						$ 40,000,000		55,000,000	74,000,000
Equity Method Investee [Member] | Previously Reported [Member]
Summarized Financial Information [Abstract]
Related parties amount in cost of sales										600,000,000	600,000,000
Equity Method Investments [Member]
Summarized Financial Information [Abstract]
Current assets									4,324,000,000	4,123,000,000
Noncurrent assets									2,058,000,000	1,703,000,000
Total Assets									6,382,000,000	5,826,000,000
Current liabilities									2,310,000,000	2,204,000,000
Noncurrent liabilities									592,000,000	445,000,000
Total Liabilities									2,902,000,000	2,649,000,000
Total net equity of investees									3,480,000,000	3,177,000,000
Net sales									9,622,000,000	9,142,000,000	8,697,000,000
Gross Profit									1,741,000,000	1,673,000,000	1,606,000,000
Income from continuing operations									578,000,000	645,000,000	561,000,000
Net income									$ 578,000,000	$ 645,000,000	$ 561,000,000
Minimum [Member]
Equity Method Investments [Abstract]
Ownership interest in equity method investments									20.00%
Maximum [Member]
Equity Method Investments [Abstract]
Ownership interest in equity method investments									50.00%